Cover	Sep. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2022
Entity File Number	000-20859
Entity Registrant Name	GERON CORPORATION
Entity Central Index Key	0000886744
Entity Tax Identification Number	75-2287752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	919 E. HILLSDALE BLVD
Entity Address, Address Line Two	SUITE 250
Entity Address, City or Town	FOSTER CITY
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	650
Local Phone Number	473-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	GERN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false